Columbia Commodity Strategy Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 16.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	47,140	47,570
Series 2024-2PL Class A
10/27/2031	5.070%	453,826	455,794
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	70,366	71,352
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	133,996	134,356
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	825,000	825,365
Series 2024-X2 Class A
12/17/2029	5.220%	787,498	787,676
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	600,000	604,337
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	1,388,302	1,397,893
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	176,784	177,178
Carvana Auto Receivables Trust(a)
Series 2024-N3 Class A2
12/10/2027	4.840%	537,383	537,760
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	369,109	369,144
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	2,155,606	2,170,254
Series 2024-A Class A2
07/15/2027	5.190%	155,670	155,755
Series 2024-C Class A2A
02/18/2028	4.300%	562,374	562,418
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	225,000	226,417
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	1,296,395	1,304,024
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	1,300,883	1,311,285
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	1,902,045	1,906,427
Series 2024-A Class A4
06/15/2027	5.050%	3,426,000	3,448,016
Series 2025-A Class A3
06/15/2028	4.720%	750,000	756,613
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	2,900,000	2,808,390
Ford Credit Auto Owner Trust
Series 2023-A Class A4
12/15/2028	4.560%	2,500,000	2,515,015
Series 2024-C Class A2A
08/15/2027	4.320%	290,164	290,236
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	3,890,000	3,908,847
GLS Auto Receivables Issuer Trust(a)
Series 2024-2A Class A3
01/18/2028	5.640%	300,000	300,682
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,269,712	1,284,349
GM Financial Automobile Leasing Trust
Series 2024-1 Class A3
03/22/2027	5.090%	782,184	784,725
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,050,000	2,078,907
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	217,635	218,824
Series 2025-1A Class A2
03/25/2060	5.120%	508,860	510,934
Series 2025-2 Class A2
06/25/2060	4.930%	250,000	250,746
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	5,942	5,938
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	126,276	126,317
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	218,004	218,325

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(a)
Series 2024-A Class A3
03/15/2027	5.020%	3,325,000	3,334,461
Series 2024-C Class A3
04/17/2028	4.620%	1,150,000	1,156,913
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	875,000	877,768
Kubota Credit Owner Trust(a)
Series 2023-1A Class A3
06/15/2027	5.020%	2,704,278	2,714,682
Series 2024-2A Class A2
04/15/2027	5.450%	486,446	488,705
Series 2024-2A Class A3
11/15/2028	5.260%	2,900,000	2,949,087
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	11,628	11,634
Series 2025-1A Class A
07/16/2035	4.750%	588,870	589,834
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	575,340	583,400
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	2,325,000	2,340,972
Nissan Auto Lease Trust
Series 2024-A Class A3
04/15/2027	4.910%	3,000,000	3,011,452
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	1,325,000	1,329,720
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	750,000	757,795
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	33,903	33,935
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	696,857	698,983
Series 2024-5 Class A
10/15/2031	6.278%	122,083	123,195
Series 2024-6 Class A
11/15/2031	6.093%	92,553	93,295
Series 2025-1 Class A2
07/15/2032	5.156%	178,688	179,483
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-3 Class A1
05/16/2032	5.028%	1,358,115	1,358,751
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	667,155	673,837
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	706,659	715,099
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	185,464	187,088
Series 2024-2 Class A
08/15/2031	6.319%	329,572	332,630
Series 2024-3 Class A
10/15/2031	6.258%	444,768	447,541
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	380,665	383,569
Series 2024-2A Class A2
04/20/2027	4.740%	439,503	440,179
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	13,865	13,874
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	1,092,918	1,094,611
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	66,271	66,403
Series 2024-2A Class A
07/15/2031	5.880%	497,943	499,873
Series 2025-2A Class A
08/18/2032	4.930%	643,427	644,516
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	400,000	401,753
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	90,815	91,821
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	171,902	171,975
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	1,750,000	1,759,624
Series 2024-C Class A2
11/20/2026	4.940%	259,826	259,949
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	277,697	279,341
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	389,659	391,048
Series 2025-2 Class A
06/25/2034	4.820%	1,037,246	1,039,678
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	420,824	421,548
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	1,050,000	1,051,123
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	121,371	121,552
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	76,786	76,854
Verizon Master Trust
Series 2024-1 Class A1A
12/20/2028	5.000%	325,000	325,684
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	2,325,000	2,345,646
Westlake Automobile Receivables Trust(a)
Series 2025-P1 Class A1
06/15/2026	4.583%	306,674	306,853
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	495,251	493,498
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	1,400,000	1,405,336
Total Asset-Backed Securities — Non-Agency (Cost $71,487,629)			71,628,437

Commercial Mortgage-Backed Securities - Non-Agency 3.2%

BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	1,469,457	1,467,602
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	868,571	862,171
Series 2017-CD6 Class ASB
11/13/2050	3.332%	491,242	486,439
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	407,091	404,165
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A3
05/10/2049	2.944%	1,648,152	1,636,072
Series 2016-P6 Class A4
12/10/2049	3.458%	1,418,894	1,402,575
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	725,000	713,930
GS Mortgage Securities Corp. II(a),(b)
Series 2023-SHIP Class A
09/10/2038	4.466%	2,425,000	2,415,894
GS Mortgage Securities Trust
Series 2016-GS3 Class AAB
10/10/2049	2.777%	409,053	407,109
Series 2016-GS4 Class A3
11/10/2049	3.178%	735,559	725,653
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	899,109	877,004
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31 Class ASB
11/15/2049	2.952%	96,758	96,368
Morgan Stanley Capital I Trust
Series 2017-H1 Class ASB
06/15/2050	3.304%	300,907	299,785
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	1,436,015	1,420,984
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A2
08/15/2049	2.399%	214,288	210,924
Series 2016-C36 Class A3
11/15/2059	2.807%	722,457	712,212
Series 2018-C45 Class ASB
06/15/2051	4.147%	374,077	373,899
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $14,447,228)			14,512,786

Corporate Bonds & Notes 22.2%

Aerospace & Defense 0.9%
BAE Systems PLC(a)
03/26/2027	5.000%	1,125,000	1,137,833
Boeing Co. (The)
02/01/2027	2.700%	950,000	928,566

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L3Harris Technologies, Inc.
12/15/2026	3.850%	1,075,000	1,069,589
Raytheon Technologies Corp.
03/15/2027	3.500%	1,075,000	1,065,473
Total			4,201,461
Automotive 0.2%
Toyota Motor Credit Corp.(c)
SOFR + 0.710% 05/14/2027	5.050%	1,050,000	1,053,643
Banking 6.3%
Bank of America Corp.(c)
SOFR + 1.350% 09/15/2027	5.690%	2,100,000	2,117,962
Bank of Montreal(d)
09/10/2027	4.567%	1,050,000	1,052,972
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.680% 06/09/2028	5.020%	915,000	914,512
Bank of Nova Scotia (The)(c)
SOFR + 0.780% 06/04/2027	5.120%	1,050,000	1,054,187
Canadian Imperial Bank of Commerce(d)
01/13/2028	4.862%	1,060,000	1,068,847
Citigroup, Inc.(d)
06/09/2027	1.462%	1,825,000	1,784,158
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	4.960%	1,100,000	1,103,509
Goldman Sachs Group, Inc. (The)(d)
04/23/2028	4.937%	1,840,000	1,858,767
HSBC Holdings PLC(d)
03/13/2028	4.041%	1,115,000	1,110,740
JPMorgan Chase & Co.(d)
04/22/2028	5.571%	2,050,000	2,093,735
Morgan Stanley(d)
07/20/2027	1.512%	1,950,000	1,901,610
National Australia Bank Ltd.
12/10/2025	4.750%	600,000	600,622
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	1,075,000	1,081,180
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	5.130%	1,075,000	1,077,486
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	1,025,000	1,041,664
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.(d)
04/24/2028	4.543%	1,050,000	1,057,398
Toronto-Dominion Bank (The)(c)
SOFR + 0.620% 12/17/2026	4.960%	1,050,000	1,052,610
Truist Financial Corp.(d)
03/02/2027	1.267%	1,100,000	1,083,337
UBS Group AG(a),(d)
01/30/2027	1.364%	1,100,000	1,086,056
US Bank NA(c)
SOFR + 0.910% 05/15/2028	5.250%	925,000	928,864
Wells Fargo & Co.(d)
01/24/2028	4.900%	1,725,000	1,739,810
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.800%	1,075,000	1,076,460
Total			27,886,486
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	1,050,000	1,073,289
Comcast Corp.
01/15/2027	2.350%	1,100,000	1,075,640
Total			2,148,929
Chemicals 0.2%
LYB International Finance III LLC
10/01/2025	1.250%	1,075,000	1,071,660
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(c)
SOFR + 0.380% 01/07/2027	4.720%	1,050,000	1,050,000
John Deere Capital Corp.
03/06/2026	4.950%	1,000,000	1,003,366
Total			2,053,366
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	1,075,000	1,051,615
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	1,150,000	1,141,763
Total			2,193,378
Electric 2.3%
CenterPoint Energy, Inc.
06/01/2026	1.450%	1,100,000	1,076,148
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.
04/15/2026	1.450%	1,100,000	1,080,106
DTE Energy Co.
10/01/2026	2.850%	1,100,000	1,083,843
Duke Energy Corp.
08/15/2027	3.150%	1,100,000	1,080,171
Eversource Energy
03/01/2027	2.900%	925,000	908,310
Georgia Power Co.(c)
SOFR + 0.280% 09/15/2026	4.620%	1,075,000	1,072,853
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	1,075,000	1,085,150
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	625,000	647,174
WEC Energy Group, Inc.
01/15/2028	4.750%	1,075,000	1,091,483
Xcel Energy, Inc.
12/01/2026	3.350%	1,085,000	1,072,555
Total			10,197,793
Food and Beverage 1.5%
Bacardi Ltd.(a)
07/15/2026	2.750%	250,000	245,995
05/15/2028	4.700%	825,000	831,648
Campbell Soup Co.
03/20/2026	5.300%	1,035,000	1,039,292
Diageo Capital PLC
10/05/2026	5.375%	900,000	911,010
Kraft Heinz Foods Co.
06/01/2026	3.000%	800,000	791,236
Mars, Inc.(a)
03/01/2027	4.450%	915,000	920,501
Mondelez International, Inc.
03/17/2027	2.625%	925,000	904,111
Tyson Foods, Inc.
06/02/2027	3.550%	950,000	939,644
Total			6,583,437
Health Care 1.2%
Becton Dickinson and Co.
06/06/2027	3.700%	1,075,000	1,066,891
Cigna Corp.
03/01/2027	3.400%	900,000	890,403
CVS Health Corp.
03/25/2028	4.300%	1,075,000	1,074,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	1,025,000	1,056,518
HCA, Inc.
03/15/2027	3.125%	1,075,000	1,057,829
Total			5,146,116
Healthcare Insurance 0.5%
Anthem, Inc.
03/15/2026	1.500%	1,050,000	1,033,818
UnitedHealth Group, Inc.(c)
SOFR + 0.500% 07/15/2026	4.840%	1,150,000	1,149,819
Total			2,183,637
Independent Energy 0.6%
Occidental Petroleum Corp.
08/01/2027	5.000%	1,050,000	1,061,004
Pioneer Natural Resources Co.
03/29/2026	5.100%	900,000	903,823
Woodside Finance Ltd.(a)
03/15/2028	3.700%	925,000	908,763
Total			2,873,590
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	1,075,000	1,059,430
Life Insurance 0.9%
Corebridge Global Funding(a)
06/24/2026	5.350%	1,075,000	1,084,151
Met Tower Global Funding(a)
06/20/2026	5.400%	925,000	933,010
Pricoa Global Funding I(a)
08/28/2026	5.550%	775,000	785,732
Principal Life Global Funding II(a)
11/17/2026	1.500%	1,125,000	1,090,052
Total			3,892,945
Midstream 1.4%
Enbridge, Inc.
11/15/2026	5.900%	900,000	915,823
Energy Transfer Partners LP
01/15/2026	4.750%	1,050,000	1,050,105
Enterprise Products Operating LLC
01/10/2026	5.050%	900,000	901,412
Kinder Morgan, Inc.
11/15/2026	1.750%	450,000	437,018

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	900,000	900,669
Western Gas Partners LP
07/01/2026	4.650%	900,000	899,686
Williams Companies, Inc. (The)
06/15/2027	3.750%	1,050,000	1,041,388
Total			6,146,101
Natural Gas 0.2%
NiSource, Inc.
03/30/2028	5.250%	900,000	924,019
Pharmaceuticals 1.2%
AbbVie, Inc.
03/15/2027	4.800%	1,050,000	1,061,143
Amgen, Inc.
02/21/2027	2.200%	950,000	924,614
AstraZeneca PLC
11/16/2025	3.375%	575,000	573,605
Bristol-Myers Squibb Co.
02/20/2026	4.950%	550,000	551,580
Gilead Sciences, Inc.
03/01/2026	3.650%	775,000	772,402
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	900,000	901,313
Roche Holdings, Inc.(a)
05/15/2026	2.625%	482,000	476,847
Total			5,261,504
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	1,050,000	1,043,084
Loews Corp.
04/01/2026	3.750%	1,050,000	1,046,462
Total			2,089,546
Railroads 0.3%
Norfolk Southern Corp.
06/15/2026	2.900%	525,000	519,317
Union Pacific Corp.
02/05/2027	2.150%	810,000	789,297
Total			1,308,614
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	1,025,000	1,033,669
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.9%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	1,075,000	1,060,762
NXP BV/Funding LLC
03/01/2026	5.350%	1,000,000	1,001,456
Oracle Corp.
11/15/2027	3.250%	1,100,000	1,078,527
Synopsys, Inc.
04/01/2027	4.550%	1,040,000	1,045,933
Total			4,186,678
Transportation Services 0.2%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	1,050,000	1,063,855
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	1,100,000	1,087,991
T-Mobile US, Inc.
04/15/2027	3.750%	1,075,000	1,067,854
Total			2,155,845
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	1,100,000	1,083,565
Verizon Communications, Inc.
03/16/2027	4.125%	1,050,000	1,051,029
Total			2,134,594
Total Corporate Bonds & Notes (Cost $98,415,742)			98,850,296

Foreign Government Obligations(e) 0.5%

Canada 0.5%
Province of Ontario
01/21/2026	0.625%	1,100,000	1,084,901
Province of Quebec
04/20/2026	2.500%	1,085,000	1,073,942
Total			2,158,843
Total Foreign Government Obligations (Cost $2,155,773)			2,158,843

Residential Mortgage-Backed Securities - Non-Agency 4.2%

A&D Mortgage Trust(a),(d)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	816,772	817,867
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	5.548%	270,371	270,670
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.248%	148,540	149,029
Homeward Opportunities Fund Trust(a),(d),(f)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.387%	1,650,000	1,652,357
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.502%	646,517	647,175
PRET LLC(a),(d)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	513,826	513,852
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	483,505	483,647
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	836,017	837,368
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	1,061,758	1,062,138
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	188,931	189,851
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	591,331	592,220
CMO Series 2025-NPL8 Class A1
08/25/2055	5.746%	1,133,379	1,135,224
Pretium Mortgage Credit Partners(a),(d)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	1,525,799	1,525,692
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	313,694	313,470
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	912,598	912,883
RCO VIII Mortgage LLC(a),(d)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	286,172	286,815
RCO X Mortgage LLC(a),(d)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	682,395	687,132
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	370,723	359,073
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(d)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	413,043	416,329
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	1,668,850	1,685,432
Verus Securitization Trust(a),(d)
CMO Series 2022-8 Class A3
09/25/2067	6.127%	2,224,476	2,230,120
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,829,152	1,838,173
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $18,567,311)			18,606,517

Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
09/25/2025	4.270%	2,175,000	2,168,160
Total Treasury Bills (Cost $2,168,319)			2,168,160

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.115% 02/10/2027	4.455%	225,000	225,002
Federal Home Loan Banks
09/04/2025	0.375%	1,300,000	1,299,168
03/12/2027	4.500%	350,000	353,770
Federal National Mortgage Association
09/24/2026	1.875%	275,000	269,258
Total U.S. Government & Agency Obligations (Cost $2,146,864)			2,147,198

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)

Money Market Funds 39.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(g),(h)	176,997,846	176,944,747
Total Money Market Funds (Cost $176,947,946)		176,944,747
Total Investments in Securities (Cost: $386,336,812)		387,016,984
Other Assets & Liabilities, Net		58,371,221
Net Assets		445,388,205
At August 31, 2025, securities and/or cash totaling $31,470,342 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	123	09/2025	USD	8,300,040	31,415	—
Brent Crude	45	09/2025	USD	3,036,600	—	(459)
Brent Crude	91	11/2025	USD	6,051,500	282,287	—
Brent Crude	14	01/2026	USD	926,240	18,941	—
Brent Crude	77	01/2026	USD	5,094,320	—	(28,683)
Brent Crude	183	03/2026	USD	12,085,320	58,197	—
Cocoa	26	12/2025	USD	2,004,600	62,026	—
Cocoa	58	12/2025	USD	4,471,800	—	(159,385)
Coffee	18	12/2025	USD	2,606,175	516,251	—
Coffee	59	03/2026	USD	8,272,538	1,535,978	—
Coffee	30	05/2026	USD	4,091,063	804,106	—
Copper	23	12/2025	USD	2,639,538	—	(312,342)
Copper	116	03/2026	USD	13,464,700	—	(1,644,142)
Copper	58	05/2026	USD	6,776,575	68,121	—
Corn	90	12/2025	USD	1,891,125	63,644	—
Corn	93	12/2025	USD	1,954,163	—	(62,316)
Corn	264	03/2026	USD	5,778,300	68,951	—
Corn	276	03/2026	USD	6,040,950	—	(86,192)
Corn	265	05/2026	USD	5,932,688	247,011	—
Cotton	54	12/2025	USD	1,796,580	—	(33,554)
Cotton	106	03/2026	USD	3,627,320	—	(43,367)
Cotton	28	05/2026	USD	977,060	6,517	—
Cotton	24	05/2026	USD	837,480	—	(14,865)
Feeder Cattle	11	10/2025	USD	2,004,613	217,247	—
Gas Oil	63	11/2025	USD	4,176,900	129,056	—
Gas Oil	36	01/2026	USD	2,326,500	110,478	—
Gas Oil	46	03/2026	USD	2,941,700	44,961	—
Gas Oil	27	03/2026	USD	1,726,650	—	(5,948)
Gas Oil	37	05/2026	USD	2,337,475	23,442	—
Gold 100 oz.	34	12/2025	USD	11,954,740	484,124	—
Gold 100 oz.	63	02/2026	USD	22,330,980	709,997	—
Gold 100 oz.	125	04/2026	USD	44,620,000	1,310,192	—
Hard Red Winter Wheat	67	12/2025	USD	1,741,163	—	(103,531)
Hard Red Winter Wheat	148	03/2026	USD	4,001,550	—	(229,327)
Hard Red Winter Wheat	70	05/2026	USD	1,942,500	—	(30,912)
Lead	55	11/2025	USD	2,733,844	—	(34,895)
Lead	16	01/2026	USD	803,716	—	(3,350)
Lead	32	03/2026	USD	1,619,832	—	(24,133)
Lead	16	05/2026	USD	815,316	—	(6,963)
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lean Hogs	120	10/2025	USD	4,561,200	222,544	—
Lean Hogs	51	12/2025	USD	1,782,960	138,987	—
Lean Hogs	50	02/2026	USD	1,792,500	62,670	—
Lean Hogs	96	04/2026	USD	3,550,080	131,308	—
Live Cattle	43	10/2025	USD	4,121,980	579,614	—
Live Cattle	40	12/2025	USD	3,852,400	516,344	—
Live Cattle	40	02/2026	USD	3,876,000	418,928	—
Live Cattle	80	04/2026	USD	7,758,400	521,586	—
Natural Gas	259	10/2025	USD	8,632,470	—	(1,432,073)
Natural Gas	175	12/2025	USD	7,425,250	—	(785,397)
Natural Gas	409	02/2026	USD	14,801,710	—	(1,393,092)
Natural Gas	210	04/2026	USD	7,402,500	56,841	—
Nickel	8	11/2025	USD	739,593	7,122	—
Nickel	22	01/2026	USD	2,049,774	—	(7,399)
Nickel	45	03/2026	USD	4,220,529	23,149	—
Nickel	22	05/2026	USD	2,078,286	12,613	—
NY Harbor ULSD Heat Oil	37	10/2025	USD	3,514,060	97,198	—
NY Harbor ULSD Heat Oil	19	12/2025	USD	1,787,520	93,160	—
NY Harbor ULSD Heat Oil	16	02/2026	USD	1,486,061	30,302	—
NY Harbor ULSD Heat Oil	23	02/2026	USD	2,136,212	—	(892)
NY Harbor ULSD Heat Oil	17	04/2026	USD	1,549,880	8,027	—
NY Harbor ULSD Heat Oil	3	04/2026	USD	273,508	—	(743)
Primary Aluminum	32	11/2025	USD	2,092,960	66,595	—
Primary Aluminum	58	01/2026	USD	3,801,175	126,514	—
Primary Aluminum	115	03/2026	USD	7,562,688	127,880	—
Primary Aluminum	57	05/2026	USD	3,760,575	6,468	—
RBOB Gasoline	129	10/2025	USD	10,366,801	206,549	—
RBOB Gasoline	23	12/2025	USD	1,793,572	75,746	—
RBOB Gasoline	27	02/2026	USD	2,127,384	17,231	—
RBOB Gasoline	18	02/2026	USD	1,418,256	—	(8,018)
RBOB Gasoline	20	04/2026	USD	1,737,624	25,654	—
Silver	19	12/2025	USD	3,868,685	370,002	—
Silver	69	03/2026	USD	14,214,690	1,035,073	—
Silver	34	05/2026	USD	7,056,870	376,369	—
Soybean	60	11/2025	USD	3,163,500	141,574	—
Soybean	102	01/2026	USD	5,469,750	99,518	—
Soybean	201	03/2026	USD	10,924,350	396,120	—
Soybean	100	05/2026	USD	5,495,000	211,606	—
Soybean Meal	51	12/2025	USD	1,473,900	24,987	—
Soybean Meal	154	12/2025	USD	4,450,600	—	(173,928)
Soybean Meal	39	01/2026	USD	1,141,920	8,454	—
Soybean Meal	61	01/2026	USD	1,786,080	—	(31,331)
Soybean Meal	85	03/2026	USD	2,543,200	51,109	—
Soybean Meal	111	03/2026	USD	3,321,120	—	(16,474)
Soybean Meal	46	05/2026	USD	1,400,700	22,021	—
Soybean Meal	50	05/2026	USD	1,522,500	—	(10,051)
Soybean Oil	76	12/2025	USD	2,377,584	—	(69,206)
Soybean Oil	117	01/2026	USD	3,679,884	—	(39,752)
Soybean Oil	92	03/2026	USD	2,909,040	29,762	—
Soybean Oil	142	03/2026	USD	4,490,040	—	(64,055)
Soybean Oil	118	05/2026	USD	3,737,532	—	(9,175)
Sugar #11	33	09/2025	USD	605,035	4,734	—
Sugar #11	110	09/2025	USD	2,016,784	—	(54,670)
Sugar #11	344	02/2026	USD	6,553,613	—	(211,881)
Sugar #11	43	04/2026	USD	804,754	8,081	—
Sugar #11	74	04/2026	USD	1,384,925	—	(30,625)
Wheat	64	12/2025	USD	1,709,600	—	(57,265)
Wheat	232	03/2026	USD	6,403,200	—	(310,398)

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	60	05/2026	USD	1,687,500	14,380	—
Wheat	54	05/2026	USD	1,518,750	—	(15,765)
WTI Crude	163	10/2025	USD	10,343,980	195,557	—
WTI Crude	82	12/2025	USD	5,141,400	166,262	—
WTI Crude	54	02/2026	USD	3,369,600	6,420	—
WTI Crude	111	02/2026	USD	6,926,400	—	(73,068)
WTI Crude	82	04/2026	USD	5,106,960	61,640	—
Zinc	123	11/2025	USD	8,683,462	—	(28,368)
Zinc	28	01/2026	USD	1,975,897	64,728	—
Zinc	55	03/2026	USD	3,886,025	99,662	—
Zinc	28	05/2026	USD	1,979,740	—	(9,873)
Total					13,754,031	(7,657,863)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(224)	12/2025	USD	(46,712,750)	—	(26,769)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $81,061,259, which represents 18.20% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2025.

(c)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(h)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	96,196,550	177,303,733	(96,557,283)	1,747	176,944,747	(4,934)	1,650,262	176,997,846
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.
Columbia Commodity Strategy Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT129_05_R01_(10/25)